INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX
Components of (loss)/income before income taxes

		For the Year Ended
		December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cayman	(4,788,106)	(39,610,348)	(34,397,077)
Hong Kong SAR	(645,109)	219,935	(4,507,360)
PRC, excluding Hong Kong SAR	(227,287,707)	(145,272,458)	(310,123,039)
Total	(232,720,922)	(184,662,871)	(349,027,476)

Schedule of reconciliation of statutory income tax rate and effective income tax rate

		For the Year Ended
		December 31,
	2016	2017	2018
	RMB	RMB	RMB
Computed expected income tax expense	(58,180,231)	(46,165,718)	(87,256,869)
Non-PRC entities not subject to income tax	1,358,304	9,847,603	9,726,109
Research and development expenses bonus deduction	(1,285,563)	(1,032,177)	(7,528,081)
Non-deductible share-based compensation expenses	19,576,226	15,631,775	66,374,951
Other non-deductible expenses	106,757	358,759	176,111
Change in valuation allowance	38,424,507	21,359,758	18,507,779
Actual income tax expense	—	—	—

Schedule of deferred income tax assets

	As of December 31,
	2017	2018
	RMB	RMB
Net operating loss carry forwards	63,106,433	74,657,570
Accrued warranty	7,662,170	12,218,071
Accrued payroll and social insurance	4,112,541	5,099,295
Deferred revenue	2,499,515	3,225,283
Advertising expense	1,834,909	2,955,152
Allowance for doubtful accounts	489,061	57,037
Less: Valuation allowance	(79,704,629)	(98,212,408)
Total deferred income tax assets	—	—

Schedule of changes in valuation allowance

		For the Year Ended
		December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	19,920,364	58,344,871	79,704,629
Additions	38,424,507	21,359,758	18,507,779
Balance at the end of the year	58,344,871	79,704,629	98,212,408